Goodwill and Other Intangibles (Tables)	12 Months Ended
Oct. 31, 2025
Goodwill and Other Intangibles [Abstract]
Summary of Goodwill by Segment
Goodwill by Segment
(millions of Canadian dollars) Canadian
Personal and Wealth
Commercial U.S. Management Wholesale
Banking Retail
1
and Insurance Banking Total
Carrying amount of goodwill as at November 1, 2023 $ 902 $ 14,620 $ 2,122 $ 958 $ 18,602
Additions (disposals) 2 – – – 128 128
Foreign currency translation adjustments and other – 43 3 75 121
Carrying amount of goodwill as at October 31, 2024
3
$ 902 $ 14,663 $ 2,125 $ 1,161 $ 18,851
Additions (disposals) – – – – –
Foreign currency translation adjustments and other 1 113 7 8 129
Carrying amount of goodwill as at October 31, 2025 3 $ 903 $ 14,776 $ 2,132 $ 1,169 $ 18,980
Pre-tax discount rates
2024 9.7 – 9.9% 10.7 – 11.8% 10.9 – 11.0% 14.4%
2025 9.9 – 10.7

11.0 – 11.8

11.0 – 11.9

13.3
1 Goodwill predominantly relates to U.S. Personal and Commercial Banking.
2 Includes adjustments to the purchase price allocation in connection with the Cowen acquisition.
3
Accumulated impairment as at October 31, 2025 and October 31, 2024 was nil .

Summary of Other Intangibles
The following table presents details of other

intangibles as at October 31, 2025 and

October 31, 2024.
Other Intangibles
(millions of Canadian dollars) Credit card Internally
Core deposit related generated Other Other
intangibles intangibles software software intangibles Total
Cost
As at November 1, 2023 $ 2,712 $ 850 $ 3,103 $ 236 $ 1,556 $ 8,457
Additions – – 961 23 9 993
Disposals – – (5) (6) (6) (17)
Fully amortized intangibles – – (627) (60) – (687)
Foreign currency translation adjustments
and other 1 8 1 (25) 2 36 22
As at October 31, 2024 $ 2,720 $ 851 $ 3,407 $ 195 $ 1,595 $ 8,768
Additions – – 1,095 70 – 1,165
Disposals – – (3) (7) 5 (5)
Fully amortized intangibles (2,741) (734) (300) (46) (509) (4,330)
Foreign currency translation adjustments
and other 21 1 (4) 1 (9) 10
As at October 31, 2025 $ – $ 118 $ 4,195 $ 213 $ 1,082 $ 5,608
Amortization and impairment
As at November 1, 2023 $ 2,712 $ 785 $ 1,127 $ 163 $ 899 $ 5,686
Disposals – – – (3) – (3)
Impairment losses (reversals) – – – – – –
Amortization charge for the year – 11 498 32 161 702
Fully amortized intangibles – – (627) (60) – (687)
Foreign currency translation adjustments
and other 1 8 – (2) 3 17 26
As at October 31, 2024 $ 2,720 $ 796 $ 996 $ 135 $ 1,077 $ 5,724
Disposals – – (7) (3) – (10)
Impairment losses (reversals) – – – – – –
Amortization charge for the year – 11 586 58 125 780
Fully amortized intangibles (2,741) (734) (300) (46) (509) (4,330)
Foreign currency translation adjustments
and other 21 1 13 1 (1) 35
As at October 31, 2025 $ – $ 74 $ 1,288 $ 145 $ 692 $ 2,199
Net Book Value:
As at October 31, 2024 $ – $ 55 $ 2,411 $ 60 $ 518 $ 3,044
As at October 31, 2025 – 44 2,907 68 390 3,409
1

Includes amounts related to restructuring. Refer to Note 25 for further details.